SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Sale of offshore oil services’ FPSO operation
On July 20, 2026, the Corporation’s offshore oil services operation completed the previously announced sale of its FPSO operation.
(b)Sale of interests in Australian asset manager and lender
On July 22, 2026, the Corporation completed the previously announced sale of a 27% interest in the Corporation’s Australian asset manager and lender. Following completion of the transaction, the Corporation continues to control and consolidate the business.
(c)Dividend
On July 30, 2026, the Board of Directors declared a quarterly dividend in the amount of $0.0625 per Class A Share, payable on September 29, 2026 to shareholders of record as at the close of business on August 31, 2026.
(d)Acquisition of World Freight Company
On July 31, 2026, the Corporation, together with institutional partners, completed the acquisition of World Freight Company, the world’s largest global air freight services provider, which works on behalf of airlines to sell and manage their cargo capacity. Total consideration for the transaction was approximately $1.2 billion, of which the Corporation’s share of equity was approximately $175 million for a 25% economic interest.